General Information	3 Months Ended
Mar. 31, 2020
Disclosure Of General Information About Financial Statements [Abstract]
General information
1. General information
NuCana plc (“NuCana” or the “Company”) is a clinical-stage biopharmaceutical company developing a portfolio of new medicines to treat cancer. NuCana is harnessing the power of phosphoramidate chemistry to generate new medicines called ProTides. These compounds have the potential to improve cancer treatment by enhancing the efficacy and safety of several current standards of care.
The Company has ordinary shares in the form of American Depositary Shares (“ADSs”) registered with the US Securities and Exchange Commission (the “SEC”) and has been listed on The Nasdaq Global
Select
Market (“Nasdaq”) since October 2, 2017. The Company is incorporated in England and Wales and domiciled in the United Kingdom. The Company’s registered office is located at 77/78 Cannon Street, London EC4N 6AF, United Kingdom and its principal place of business is located at 3 Lochside Way, Edinburgh, EH12 9DT, United Kingdom.
The Company has two wholly owned subsidiaries, NuCana, Inc. and NuCana BioMed Trustee Company Limited (together referred to as the “Group”).
The comparative figures for the year ended December 31, 2019 are not the Group’s statutory accounts for that financial year within the meaning of section 434 of the Companies Act 2006. Those accounts have not yet been reported on by the Company’s auditor or delivered to the Registrar of Companies. The Company filed its Annual Report on Form
20-F
for the year ended December 31, 2019 with the SEC on March 10, 2020, which included the Company’s Consolidated Financial Statements for its fiscal year ended December 31, 2019. Those financial statements have been reported on by the Company’s auditor. The report of the auditor was (i) unqualified and (ii) did not include a reference to any matters to which the auditors drew attention by way of emphasis without qualifying their report.